UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2017

Date of reporting period:	10/31/2016

Item 1. Schedule of Investments

Prudential Government Money Market Fund, Inc.

Schedule of Investments

as of October 31, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 64.1%
Federal Farm Credit Bank	0.418	%(a)	11/16/16	5,000	$4,999,146
Federal Farm Credit Bank	0.504	%(b)	10/25/17	9,000	9,000,000
Federal Farm Credit Bank	0.506	%(b)	04/20/18	5,500	5,499,573
Federal Farm Credit Bank	0.513	%(b)	12/19/16	1,825	1,824,773
Federal Farm Credit Bank	0.535	%(b)	12/28/16	2,000	1,999,969
Federal Farm Credit Bank	0.558	%(b)	06/05/17	3,000	2,998,046
Federal Farm Credit Bank	0.565	%(b)	07/14/17	3,650	3,647,765
Federal Farm Credit Bank	0.574	%(b)	08/29/17	850	849,507
Federal Farm Credit Bank	0.591	%(b)	02/27/17	2,715	2,716,754
Federal Farm Credit Bank	0.605	%(b)	09/28/17	10,000	9,999,072
Federal Farm Credit Bank	4.875%		01/17/17	6,000	6,055,445
Federal Home Loan Bank	0.204	%(a)	11/07/16	2,000	1,999,933
Federal Home Loan Bank	0.275	%(a)	11/23/16	9,000	8,998,515
Federal Home Loan Bank	0.275	%(a)	11/28/16	7,000	6,998,582
Federal Home Loan Bank	0.290	%(a)	12/02/16	8,000	7,998,037
Federal Home Loan Bank	0.290	%(a)	12/05/16	9,000	8,997,577
Federal Home Loan Bank	0.290	%(a)	12/06/16	9,500	9,497,368
Federal Home Loan Bank	0.292	%(a)	11/10/16	12,000	11,999,139
Federal Home Loan Bank	0.295	%(a)	12/07/16	6,000	5,998,260
Federal Home Loan Bank	0.306	%(a)	11/30/16	10,000	9,997,583
Federal Home Loan Bank	0.306	%(a)	12/12/16	3,000	2,998,975
Federal Home Loan Bank	0.306	%(a)	12/16/16	9,000	8,996,625
Federal Home Loan Bank	0.328	%(a)	11/09/16	6,000	5,999,571
Federal Home Loan Bank	0.350	%(a)	01/13/17	36,000	35,974,916
Federal Home Loan Bank	0.355	%(a)	11/25/16	10,000	9,997,680
Federal Home Loan Bank	0.357	%(a)	01/10/17	8,000	7,994,556
Federal Home Loan Bank	0.357	%(a)	01/20/17	10,000	9,992,222
Federal Home Loan Bank	0.365	%(a)	01/06/17	22,000	21,985,562
Federal Home Loan Bank	0.372	%(a)	01/27/17	10,000	9,991,179
Federal Home Loan Bank	0.398	%(a)	12/14/16	5,000	4,997,671
Federal Home Loan Bank	0.409	%(a)	01/18/17	14,000	13,987,823
Federal Home Loan Bank	0.417	%(b)	04/24/17	8,000	8,000,000
Federal Home Loan Bank	0.449	%(a)	11/14/16	5,000	4,999,206
Federal Home Loan Bank	0.491	%(a)	01/25/17	4,000	3,995,455
Federal Home Loan Bank	0.505	%(b)	11/21/16	5,000	5,000,000
Federal Home Loan Bank	0.507	%(a)	04/28/17	1,000	997,538
Federal Home Loan Bank	0.520	%(b)	08/28/17	3,000	3,000,000
Federal Home Loan Bank	0.535	%(b)	03/17/17	4,000	3,998,807
Federal Home Loan Bank	0.545	%(b)	12/08/17	3,000	2,999,834
Federal Home Loan Bank	0.618	%(b)	03/29/18	5,000	5,000,000
Federal Home Loan Bank	0.625%		11/23/16	5,645	5,645,733
Federal Home Loan Bank	0.625	%(b)	02/17/17	6,000	6,003,327
Federal Home Loan Bank	0.648	%(b)	02/08/18	6,000	6,000,000
Federal Home Loan Bank	0.667	%(b)	02/15/18	4,000	4,000,000
Federal Home Loan Bank	0.669	%(b)	02/17/17	425	424,867
Federal Home Loan Bank	0.673	%(b)	05/16/17	3,000	2,999,541
Federal Home Loan Bank	0.770	%(b)	12/07/17	3,000	3,000,000
Federal Home Loan Bank	0.781	%(b)	08/21/17	2,000	1,999,838
Federal Home Loan Bank	0.812	%(b)	10/25/17	3,000	3,000,000
Federal Home Loan Bank	0.823	%(b)	01/19/17	4,000	4,000,000
Federal Home Loan Bank	0.826	%(b)	12/22/17	3,000	3,000,000
Federal Home Loan Bank	0.830	%(b)	09/11/17	2,000	1,999,914
Federal Home Loan Bank	1.625%		12/09/16	1,830	1,832,267
Federal Home Loan Bank	4.750%		12/16/16	1,610	1,618,462
Federal Home Loan Mortgage Corp.	0.326	%(a)	01/04/17	8,000	7,995,449
Federal Home Loan Mortgage Corp.	0.408	%(a)	02/01/17	6,000	5,993,867
Federal Home Loan Mortgage Corp.	0.500%		01/27/17	2,000	2,000,072
Federal Home Loan Mortgage Corp., MTN	0.531	%(b)	04/20/17	6,000	5,999,573

Federal Home Loan Mortgage Corp., MTN	0.600%		01/03/17	1,000	1,000,204
Federal Home Loan Mortgage Corp.	0.625%		11/01/16	2,000	2,000,000
Federal Home Loan Mortgage Corp., MTN	0.842	%(b)	01/08/18	4,000	4,000,000
Federal National Mortgage Assoc.	0.275	%(a)	12/07/16	4,500	4,498,785
Federal National Mortgage Assoc.	0.549	%(b)	01/26/17	1,000	999,941
Federal National Mortgage Assoc.	0.550%		11/14/16	2,000	2,000,136
Federal National Mortgage Assoc.	0.807	%(b)	12/20/17	5,500	5,498,502
Federal National Mortgage Assoc.	0.846	%(b)	01/11/18	3,000	3,000,000
Federal National Mortgage Assoc.	1.250%		01/30/17	3,675	3,682,137
Federal National Mortgage Assoc.	1.375%		11/15/16	1,368	1,368,465
Federal National Mortgage Assoc.	4.875%		12/15/16	1,780	1,789,322

					390,333,066

U.S. TREASURY OBLIGATIONS — 14.0%
U.S. Treasury Bills	0.326	%(a)	01/19/17	10,000	9,992,978
U.S. Treasury Bills	0.329	%(a)	01/05/17	11,000	10,993,581
U.S. Treasury Bills	0.352	%(a)	01/26/17	7,000	6,994,231
U.S. Treasury Bills	0.362	%(a)	02/02/17	7,000	6,993,718
U.S. Treasury Bills	0.385	%(a)	01/12/17	9,500	9,492,822
U.S. Treasury Bills	0.455	%(a)	02/16/17	19,000	18,974,825
U.S. Treasury Notes	0.500%		01/31/17	5,000	5,000,504
U.S. Treasury Notes	0.625%		01/03/17	10,000	10,003,196
U.S. Treasury Notes	0.875%		11/30/16	5,000	5,001,818
U.S. Treasury Notes	0.875%		02/28/17	2,000	2,003,167

					85,450,840

REPURCHASE AGREEMENTS(c) — 23.1%
BNP Paribas 0.34%, dated 10/31/16, due 11/01/16 in the amount of $50,000,472				50,000	50,000,000
Credit Agricole Corporate & Investment 0.30%, dated 10/25/16, due 11/01/16 in the amount of $14,000,817				14,000	14,000,000
Credit Agricole Corporate & Investment 0.32%, dated 10/31/16, due 11/01/16 in the amount of $35,000,311				35,000	35,000,000
TD Securities (USA) LLC 0.29%, dated 10/31/16, due 11/01/16 in the amount of $41,772,337				41,772	41,772,000

					140,772,000

TOTAL INVESTMENTS — 101.2% (amortized cost $616,555,906)(d)					616,555,906
Liabilities in excess of other assets — (1.2)%					(7,114,831)

NET ASSETS — 100.0%					$609,441,075

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2016.
(c)	The aggregate value of Repurchase Agreements is $140,772,000. Repurchase agreements are collateralized by FHLMC (coupon rate 4.000%, maturity date 04/01/43), FNMA (coupon rate 3.000%, maturity date 10/01/46), and U.S. Treasury Securities (coupon rates 0.000%-3.750%, maturity dates 12/15/16-02/15/44), with the aggregate value, including accrued interest, of $143,587,629. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$390,333,066	$—
U.S. Treasury Obligations	—	85,450,840	—
Repurchase Agreements	—	140,772,000	—

Total	$—	$616,555,906	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Fund values its securities of sufficient credit quality at amortized cost, which approximates fair value, as permitted by Rule 2a-7 of the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Fund’s Valuation Committee.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Government Money Market Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 15, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date December 15, 2016

*	Print the name and title of each signing officer under his or her signature.